Mining Interest, Plant & Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Mining Interest, Plant & Equipment	Mining Interest, Plant & Equipment

	Plant and equipment	Right of Use assets	Construction in progress	Depletable mineral properties	Non-depletable development projects	Exploration projects ⁽¹⁾	Total
Cost
Balance at December 31, 2024	$177,194	$14,557	$67,294	$425,896	$287,446	$1,122,495	$2,094,882
Additions	9,487	3,281	32,296	63,138	111,800	24,747	244,749
Disposals	(1,938)	(1,784)	—	—	—	(23,887)	(27,609)
Transfers	30,603	—	(28,223)	19,941	(13,312)	(9,009)	—
Change in decommissioning (Note 12)	—	—	—	(6,681)	—	165	(6,516)
Capitalized interest and accretion	—	—	—	—	38,707	—	38,707
Exchange difference	25,867	1,936	11,146	89,075	34,665	2,955	165,644
Balance at December 31, 2025	$241,213	$17,990	$82,513	$591,369	$459,306	$1,117,466	$2,509,857
Accumulated Depreciation and Impairment Charges
Balance at December 31, 2024	$(83,512)	$(9,454)	$—	$(194,630)	$—	$(179,476)	$(467,072)
Depreciation and depletion	(16,702)	(2,721)	—	(34,661)	—	—	(54,084)
Disposals	1,065	1,780	—	—	—	—	2,845
Exchange difference	(16,244)	(1,467)		(35,208)	—	—	(52,919)
Balance at December 31, 2025	$(115,393)	$(11,862)	$—	$(264,499)	$—	$(179,476)	$(571,230)

Net book value at December 31, 2024	$93,682	$5,103	$67,294	$231,266	$287,446	$943,019	$1,627,810
Net book value at December 31, 2025	$125,820	$6,128	$82,513	$326,870	$459,306	$937,990	$1,938,627

	Plant and equipment	Right of Use assets	Construction in progress	Depletable mineral properties	Non-depletable development projects	Exploration projects	Total
Cost
Balance at December 31, 2023	$176,153	$13,261	$64,342	$427,287	$216,723	$521,200	$1,418,966
Additions	8,753	4,781	40,087	49,434	66,696	25,680	195,431
Acquisition of the Soto Norte Project (Note 6a)	4,790	—	—	—	—	578,110	582,900
Disposals	(1,652)	(2,321)	(334)	—	—	—	(4,307)
Transfers	8,780	362	(26,577)	17,435	—	—	—
Change in decommissioning (Note 12)	—	—	—	763	—	(517)	246
Capitalized interest	—	—	—	—	22,577	—	22,577
Exchange difference	(19,630)	(1,526)	(10,224)	(69,023)	(18,550)	(1,978)	(120,931)
Balance at December 31, 2024	$177,194	$14,557	$67,294	$425,896	$287,446	$1,122,495	$2,094,882
Accumulated Depreciation and Impairment Charges
Balance at December 31, 2023	$(82,931)	$(8,923)	$—	$(204,183)	$—	$(179,476)	$(475,513)
Depreciation and depletion	(13,752)	(2,761)	—	(18,291)	—	—	(34,804)
Disposals	590	1,094	—	—	—	—	1,684
Exchange difference	12,581	1,136	—	27,844	—	—	41,561
Balance at December 31, 2024	$(83,512)	$(9,454)	$—	$(194,630)	$—	$(179,476)	$(467,072)

Net book value at December 31, 2023	$93,222	$4,338	$64,342	$223,104	$216,723	$341,724	$943,453
Net book value at December 31, 2024	$93,682	$5,103	$67,294	$231,266	$287,446	$943,019	$1,627,810
(1)On September 29, 2025, the Company completed the sale of the Juby Project to McFarlane Lake Mining Limited ("McFarlane"). The carrying value of the Juby Project on the date of disposition was $23.9 million (Note 8a).
9.    Mining Interest, Plant & Equipment (cont.)
The capitalized interest is broken down as follows:

	December 31, 2025	December 31, 2024
Capitalized Interest - Gold Notes (Note 11c)	$25,590	$13,863
Capitalized Interest - Deferred Revenue (Note 13a)	13,751	8,738
Capitalized Interest - Other	(634)	(24)
Total	$38,707	$22,577